SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED (Details) - USD ($)	Oct. 04, 2022	Apr. 30, 2022
Education angels [member]
IfrsStatementLineItems [Line Items]
Customer relationship		$ 1,640,000
Education angels [member] | Trade Names Trademarks Domain Names And Licenses [Member]
IfrsStatementLineItems [Line Items]
Customer relationship		1,640,000
Property investors network [member]
IfrsStatementLineItems [Line Items]
Customer relationship		4,980,000
Property investors network [member] | Trade Names Trademarks Domain Names And Licenses [Member]
IfrsStatementLineItems [Line Items]
Customer relationship		4,900,000
Property investors network [member] | Customer relationship [Member]
IfrsStatementLineItems [Line Items]
Customer relationship		80,000
E square [member]
IfrsStatementLineItems [Line Items]
Customer relationship		100,000
E square [member] | Customer relationship [Member]
IfrsStatementLineItems [Line Items]
Customer relationship		$ 100,000
Revealed films [member]
IfrsStatementLineItems [Line Items]
Customer relationship	$ 8,884,000
Revealed films [member] | Customer relationship [Member]
IfrsStatementLineItems [Line Items]
Customer relationship	$ 8,884,000